Waddell & Reed Advisors
                    New Concepts Fund

                    Semiannual
                    Report
                    -----------------
                    December 31, 2001

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        14     Statement of Assets and Liabilities

        15     Statement of Operations

        16     Statement of Changes in Net Assets

        17     Financial Highlights

        21     Notes to Financial Statements

        27     Independent Auditors' Report

        28     Annual Privacy Notice

        29     Householding Notice

        30     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors New Concepts Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors New Concepts Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF NEW CONCEPTS FUND
     December 31, 2001



Dear Shareholder:

We are pleased to share with you this report on your Fund's operations for the six months ended December 31, 2001.

The last six months were dominated by the tragic events of September 11, 2001, the onset of the war on terrorism, and a difficult, recessionary market environment. The attacks were emotionally staggering, yet they seemed to have helped solidify our resolve as a country and to remind us of the robust nature of the American spirit. Many of us have faced these challenges and turned them into opportunities: to reconnect with loved ones, to renew commitments to our values and to use our experiences to move forward. We also can take encouragement from the fact that, by year-end, the economy showed some indications of turning around.

Apparently spurred by the Federal Reserve's eleven interest rate cuts during 2001, along with some early success in the war, the markets recovered somewhat toward the end of the year as many analysts began to anticipate a recovery in 2002. While we view this as a positive sign for the year to come, we believe that the challenges of 2001 may take some time to overcome.

At December 31, many of the primary equity indexes posted losses for the second half of 2001. For the last six months, the technology-heavy Nasdaq Industrials Index was down 8.40 percent. The other two major indexes also suffered during the period, although not quite as much, as the S&P 500 Index declined 5.60 percent and the Dow Jones Industrial Average declined 3.72 percent.

By contrast, bonds have done a bit better during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing
4.73 percent for the period. It appears that a combination of the declining stock market, interest rate cuts and a slower economy has helped bond performance over the last six months.

As you review your finances, it is helpful to note that, while the market may decline in the face of economic uncertainty and geopolitical events, it often rebounds over the intermediate or long term. While the current circumstances may be difficult, we believe that it is unwise to act impulsively. We believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.


Respectfully,
Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF NEW CONCEPTS FUND
--------------------------------------------------------------
New Concepts Fund

GOAL
Seeks the growth of your investment.

Strategy
Invests primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Mid-Cap Growth Index and that the Fund's investment manager believes offer above-average growth potential.

Founded
1983

Scheduled Dividend Frequency
Annually (December)

Performance Summary - Class A Shares

           Per Share Data
For the Six Months Ended December 31, 2001
------------------------------------------
Capital gains distribution      $0.01
                                =====

Net asset value on
  12-31-01  $7.87 adjusted to:  $7.88 (A)
   6-30-01                       8.73
                               ------
Change per share               $(0.85)
                               ======

(A)This number includes the capital gains distribution of $0.01 paid in December 2001 added to the actual net asset value on December 31, 2001.

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF NEW CONCEPTS FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-01      -22.77%   -18.05%          -22.35%      -19.12%
 5-year period
  ended 12-31-01       11.69%    13.02%             ---          ---
10-year period
  ended 12-31-01       12.11%    12.77%             ---          ---
Since inception
  of Class (F)           ---       ---            -1.70%       -0.73%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period                        Class C(B)          Class Y(C)
------                        ----------          ----------
 1-year period
  ended 12-31-01                -19.10%             -17.81%
 5-year period
  ended 12-31-01                   ---               13.39%
10-year period
  ended 12-31-01                   ---                 ---
Since inception
  of Class(D)                    -0.68%              11.53%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not reflect the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-4-99 for Class C shares and 9-6-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF NEW CONCEPTS FUND
--------------------------------------------------------------
Portfolio Highlights

On December 31, 2001, Waddell & Reed Advisors New Concepts Fund, Inc. had net assets totaling $1,252,567,187 invested in a diversified portfolio of:

   76.97%  Common Stocks
   22.83%  Cash and Cash Equivalents
    0.20%  Preferred Stock

As a shareholder of Waddell & Reed Advisors New Concepts Fund, Inc., for every $100 you had invested on December 31, 2001, your Fund owned:

 $27.17  Manufacturing Stocks
  22.83  Cash and Cash Equivalents
  20.67  Services Stocks
  11.37  Transportation, Communication, Electric
           and Sanitary Services Stocks
   9.50  Finance, Insurance and Real Estate Stocks
   4.64  Wholesale and Retail Trade Stocks
   3.62  Mining Stocks
   0.20  Preferred Stock

THE INVESTMENTS OF NEW CONCEPTS FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 1.32%
 Abercrombie & Fitch, Class A*  ..........  625,000  $   16,581,250
                                                     --------------

Building Materials and Garden Supplies - 1.38%
 Fastenal Company  .......................  260,000      17,273,100
                                                     --------------

Business Services - 17.07%
 AOL Time Warner Inc.*  ..................  825,000      26,482,500
 Arbitron Inc.*  .........................  345,000      11,781,750
 Digital Insight Corporation* ............  571,900      12,859,172
 eBay Inc. (A)*  .........................  822,500      55,021,137
 Getty Images, Inc.*  ....................  650,600      15,006,089
 Interpublic Group of Companies,
   Inc. (The) ............................1,009,000      29,805,860
 Lamar Advertising Company*  .............  396,500      16,767,985
 Siebel Systems, Inc.*  ..................  343,000       9,600,570
 TMP Worldwide Inc.*  ....................  472,000      20,251,160
 Total System Services, Inc.  ............  223,100       4,725,258
 Veritas Software Corp.*  ................  256,000      11,477,760
                                                     --------------
                                                        213,779,241
                                                     --------------

Chemicals and Allied Products - 8.20%
 Biogen, Inc.* ...........................  556,000      31,889,380
 Cell Therapeutics, Inc.*  ...............  209,000       5,041,080
 Estee Lauder Companies Inc. (The),
   Class A ...............................  387,500      12,423,250
 Genzyme Corporation -
   General Division* .....................  617,400      36,954,477
 NPS Pharmaceuticals, Inc.*  .............   95,000       3,639,925
 Neurocrine Biosciences, Inc.*  ..........   59,000       3,026,995
 SICOR Inc.*  ............................  618,250       9,743,620
                                                     --------------
                                                        102,718,727
                                                     --------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF NEW CONCEPTS FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Communication - 8.14%
 Adelphia Communications Corporation,
   Class A* ..............................  501,000  $   15,623,685
 CenturyTel, Inc.  .......................  328,600      10,778,080
 Charter Communications, Inc.*  ..........1,783,150      29,306,070
 Cox Radio, Inc., Class A*  ..............  631,000      16,077,880
 Sprint Corporation - PCS Group*  ........1,236,000      30,170,760
                                                     --------------
                                                        101,956,475
                                                     --------------

Depository Institutions - 5.69%
 Charter One Financial, Inc.  ............  854,050      23,187,458
 Concord EFS, Inc. (A)*  .................  904,800      29,663,868
 Synovus Financial Corp.  ................  733,100      18,364,155
                                                     --------------
                                                         71,215,481
                                                     --------------

Eating and Drinking Places - 0.47%
 Starbucks Corporation*  .................  310,000       5,907,050
                                                       ------------

Electric, Gas and Sanitary Services - 3.23%
 Citizens Communications Company*  .......2,046,700      21,817,822
 El Paso Corporation  ....................  419,000      18,691,590
                                                     --------------
                                                         40,509,412
                                                     --------------

Electronic and Other Electric Equipment - 7.69%
 ADC Telecommunications, Inc.*  ..........5,015,000      23,094,075
 Altera Corporation*  ....................  418,000       8,863,690
 Cypress Semiconductor Corporation*  .....  466,000       9,287,380
 Intersil Holding Corporation*  ..........  184,000       5,956,080
 Lattice Semiconductor Corporation*  .....  749,000      15,403,185
 McData Corporation, Class A*  ...........  657,800      16,181,880
 McData Corporation, Class B*  ...........  201,000       5,069,220
 Molex Incorporated  .....................  244,000       7,553,020
 Molex Incorporated, Class A  ............  181,000       4,891,525
                                                     --------------
                                                         96,300,055
                                                     --------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF NEW CONCEPTS FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Engineering and Management Services - 1.87%
 KPMG Consulting, Inc.*  .................1,409,350  $   23,430,444
                                                     --------------

Health Services - 1.73%
 Express Scripts, Inc., Class A*  ........  462,000      21,647,010
                                                     --------------

Industrial Machinery and Equipment - 7.19%
 Baker Hughes Incorporated  ..............  627,300      22,877,631
 Brocade Communications
   Systems, Inc. (A)* ....................  276,000       9,142,500
 Cisco Systems, Inc.*  ...................  480,000       8,695,200
 Cooper Cameron Corporation*  ............  276,000      11,139,360
 Deere & Company*  .......................  460,000      20,083,600
 Network Appliance, Inc.*  ...............  828,000      18,112,500
                                                     --------------
                                                         90,050,791
                                                     --------------

Instruments and Related Products - 1.92%
 Biomet, Inc.  ...........................  779,500      24,098,242
                                                     --------------

Insurance Agents, Brokers and Service - 1.10%
 Hartford Financial Services
   Group Inc. (The) ......................  220,000      13,822,600
                                                     --------------

Insurance Carriers - 0.22%
 Prudential Financial, Inc.*  ............   83,600       2,774,684
                                                     --------------

Miscellaneous Retail - 1.47%
 Rite Aid Corporation*  ..................3,626,000      18,347,560
                                                     --------------

Oil and Gas Extraction - 3.62%
 Burlington Resources Inc.  ..............  835,000      31,345,900
 Noble Affiliates, Inc.  .................  395,000      13,939,550
                                                     --------------
                                                         45,285,450
                                                     --------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF NEW CONCEPTS FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Printing and Publishing - 0.88%
 Martha Stewart Living Omnimedia, Inc.*  .  671,500  $   11,046,175
                                                     --------------

Real Estate - 0.10%
 homestore.com, Inc.*  ...................  690,900       1,243,620
                                                     --------------

Security and Commodity Brokers - 2.39%
 Charles Schwab Corporation (The)  .......1,934,900      29,932,903
                                                     --------------
Transportation Equipment - 1.29%
 Federal Signal Corporation  .............    7,300         162,571
 Harley-Davidson, Inc.  ..................  294,000      15,967,140
                                                     --------------
                                                         16,129,711
                                                     --------------

TOTAL COMMON STOCKS - 76.97%                         $  964,049,981
 (Cost: $865,046,322)

PREFERRED STOCK - 0.20%
Insurance Carriers
 Prudential Financial, Inc. and
   Prudential Financial Capital
   Trust I, 6.75%
   Convertible ...........................   43,250  $    2,517,150
                                                     --------------
 (Cost: $2,162,500)


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF NEW CONCEPTS FUND
     December 31, 2001

                                          Principal
                                          Amount in
                                          Thousands           Value

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 5.02%
 Abbott Laboratories,
   1.86%, 1-23-02 ........................  $11,000  $   10,987,497
 du Pont (E.I.) de Nemours and Company,
   1.69631%, Master Note .................    5,876       5,876,000
 Glaxo Wellcome PLC,
   2.01%, 1-14-02 ........................    7,000       6,994,919
 Merck & Co., Inc.,
   1.75%, 1-18-02 ........................   15,000      14,987,604
 Pfizer Inc.,
   1.75%, 1-2-02 .........................   14,000      13,999,320
 Procter & Gamble Company (The),
   1.78%, 2-12-02 ........................   10,000       9,979,233
                                                     --------------
                                                         62,824,573
                                                     --------------

 Communication - 1.20%
 SBC Communications Inc.,
   1.83%, 1-17-02 ........................   15,000      14,987,800
                                                     --------------

 Depository Institutions - 2.43%
 UBS Finance Delaware LLC,
   1.8%, 1-2-02 ..........................   15,500      15,499,225
 Wells Fargo & Company,
   1.84%, 1-17-02 ........................   15,000      14,987,733
                                                     --------------
                                                         30,486,958
                                                     --------------

 Electric, Gas and Sanitary Services - 0.80%
 Public Service Co. of Colorado,
   2.8%, 1-16-02 .........................   10,000       9,988,333
                                                     --------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF NEW CONCEPTS FUND
     December 31, 2001

                                          Principal
                                          Amount in
                                          Thousands           Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Food and Kindred Products - 2.34%
 ConAgra Foods, Inc.,
   2.35%, 1-10-02 ........................  $10,000  $    9,994,125
 General Mills, Inc.,
   2.0756%, Master Note ..................    2,398       2,398,000
 Nestle Capital Corp.,
   2.04%, 1-25-02 ........................   17,000      16,976,880
                                                     --------------
                                                         29,369,005
                                                     --------------

 General Merchandise Stores - 1.04%
 May Department Stores Co.,
   1.75%, 1-11-02 ........................   13,000      12,993,681
                                                     --------------

 Industrial Machinery and Equipment - 1.20%
 Deere & Company,
   1.85%, 1-24-02 ........................   15,000      14,982,271
                                                     --------------

 Instruments and Related Products - 1.99%
 Baxter International Inc.,
   1.92%, 1-24-02 ........................   15,000      14,981,600
 Emerson Electric Co.,
   1.77%, 1-11-02 ........................   10,000       9,995,083
                                                     --------------
                                                         24,976,683
                                                     --------------

 Insurance Carriers - 0.49%
 USAA Capital Corp.,
   1.85%, 1-9-02 .........................    6,200       6,197,451
                                                     --------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF NEW CONCEPTS FUND
     December 31, 2001

                                          Principal
                                          Amount in
                                          Thousands           Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Nondepository Institutions - 0.80%
 IBM Credit Corp.,
   2.09%, 1-2-02 .........................  $10,000  $    9,999,420
                                                     --------------

 Paper and Allied Products - 1.19%
 Kimberly-Clark Corporation,
   1.78%, 2-14-02 ........................   15,000      14,967,367
                                                     --------------

 Petroleum and Coal Products - 0.80%
 BP America Inc.,
   1.72%, 2-7-02 .........................   10,000       9,982,322
                                                     --------------

 Primary Metal Industries - 1.20%
 Alcoa Incorporated,
   1.75%, 1-2-02 .........................   15,000      14,999,271
                                                     --------------

 Tobacco Products - 1.60%
 Philip Morris Companies Inc.,
   1.77%, 1-2-02 .........................   20,000      19,999,017
                                                     --------------

 Wholesale Trade - Nondurable Goods - 1.29%
 Unilever Capital Corporation,
   1.79%, 2-1-02 .........................   16,247      16,221,957
                                                     --------------

Total Commercial Paper - 23.39%                         292,976,109

Commercial Paper (backed by irrevocable bank
 letter of credit) - 0.80%
 Electric, Gas and Sanitary Services
 AES Hawaii Inc. (Bank of America N.A.),
   1.95%, 1-9-02 .........................   10,000       9,995,667
                                                     --------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF NEW CONCEPTS FUND
     December 31, 2001

                                          Principal
                                          Amount in
                                          Thousands           Value

SHORT-TERM SECURITIES (Continued)
Municipal Obligation - 0.87%
 California
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds, Shell Oil Company Project,
   Series 1998A (Taxable),
   1.84%, 1-2-02 .........................  $10,976  $   10,976,000
                                                     --------------

TOTAL SHORT-TERM SECURITIES - 25.06%                 $  313,947,776
 (Cost: $313,947,776)

TOTAL INVESTMENT SECURITIES - 102.23%                $1,280,514,907
 (Cost: $1,181,156,598)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.23%)     (27,947,720)

NET ASSETS - 100.00%                                 $1,252,567,187


Notes To Schedule of Investments
  *No income dividends were paid during the preceding 12 months.
(A)As of December 31, 2001, a portion of these securities was used as cover for the following written call options (See Note 6 to financial statements):

                      Contracts
     Underlying       Subject     Expiration Month/Premium Market
     Security         to Call     Exercise PriceReceived    Value
-----------------------           ----------------------------------- ------
Brocade Communications
  Systems, Inc.         2,760       January/22.5$  336,709$ 3,008,400
Concord EFS, Inc.       4,774       March/30   1,417,830 1,957,340
eBay Inc.               8,225       January/60 2,361,735 6,580,000
                       ------                 ---------------------
                       15,759                 $4,116,274$11,545,740
                       ------                 ---------------------

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     NEW CONCEPTS FUND
     December 31, 2001
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities - at value
   (Notes 1 and 3) ..................................... $1,280,515
 Receivables:
   Fund shares sold ....................................      1,594
   Dividends and interest ..............................        501
 Prepaid insurance premium  ............................         17
                                                         ----------
    Total assets  ......................................  1,282,627
LIABILITIES                                              ----------
 Payable to Fund shareholders  .........................     17,838
 Outstanding call options at market (Note 6) ...........     11,546
 Accrued shareholder servicing (Note 2)  ...............        327
 Accrued service fee (Note 2)  .........................        230
 Accrued management fee (Note 2)  ......................         29
 Accrued distribution fee (Note 2)  ....................         21
 Accrued accounting services fee (Note 2)  .............         10
 Due to custodian ......................................          2
 Other  ................................................         57
                                                         ----------
    Total liabilities  .................................     30,060
                                                         ----------
      Total net assets ................................. $1,252,567
NET ASSETS                                               ==========
 $1.00 par value capital stock:
   Capital stock ....................................... $  159,350
   Additional paid-in capital ..........................  1,114,851
 Accumulated undistributed gain (loss):
   Accumulated undistributed net investment loss .......     (2,774)
   Accumulated undistributed net realized loss
    on investment transactions  ........................   (110,789)
   Net unrealized appreciation in value of investments..     99,358
   Net unrealized depreciation in value of written call
    options  ...........................................     (7,429)
    Net assets applicable to outstanding units           ----------
      of capital ...................................     $1,252,567
Net asset value per share (net assets divided            ==========
 by shares outstanding):
 Class A  ..........................................          $7.87
 Class B  ..........................................          $7.63
 Class C  ..........................................          $7.64
 Class Y  ..........................................          $7.96
Capital shares outstanding:
 Class A  ..........................................        151,600
 Class B  ..........................................          4,943
 Class C  ..........................................            781
 Class Y  ..........................................          2,026
Capital shares authorized ..........................        300,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     NEW CONCEPTS FUND
     For the Six Months Ended December 31, 2001
     (In Thousands)
INVESTMENT LOSS
 Income (Note 1B):
   Interest and amortization ...........                $   5,008
   Dividends ...........................                    1,887
                                                        ---------
    Total income  ......................                    6,895
 Expenses (Note 2):                                     ---------
   Investment management fee ...........                    5,420
   Shareholder servicing:
    Class A ............................                    1,956
    Class B ............................                      149
    Class C ............................                       23
    Class Y  ...........................                       15
   Service fee:
    Class A ............................                    1,441
    Class B ............................                       46
    Class C ............................                        8
   Distribution fee:
    Class A ............................                       87
    Class B ............................                      138
    Class C ............................                       23
   Accounting services fee .............                       59
   Custodian fees ......................                       40
   Audit fees ..........................                       13
   Legal fees ..........................                       13
   Other ...............................                      231
                                                        ---------
    Total expenses  ....................                    9,662
                                                        ---------
      Net investment loss ..............                   (2,767)
                                                        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  ......                   (9,079)
 Realized net gain on written call options                  3,508
 Realized net loss on written put options                  (1,516)
                                                        ---------
   Realized net loss on investments ....                   (7,087)
                                                        ---------
 Unrealized depreciation in value of
   securities during the period ........                 (129,168)
 Unrealized depreciation in value of
   written call options during
   the period ..........................                   (6,194)
                                                        ---------
   Unrealized depreciation in value of
    investments during the period  .....                 (135,362)
                                                        ---------
      Net loss on investments ..........                 (142,449)
                                                        ---------
       Net decrease in net assets resulting
         from operations ...............                $(145,216)
                                                        =========


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     NEW CONCEPTS FUND
     (In Thousands)
                                      For the    For the   For the
                                        six       fiscal    fiscal
                                      months      period     year
                                       ended      ended     ended
                                   December 31,  June 30, March 31,
                                       2001        2001      2001
INCREASE (DECREASE) IN NET ASSETS    ---------  --------- ---------
 Operations:
   Net investment loss ............$   (2,767) $      (43) $  (10,501)
   Realized net gain (loss) on
    investments  ..................    (7,087)        430      46,068
   Unrealized appreciation
    (depreciation) ................  (135,362)    146,682    (756,054)
                                   ----------  ----------  ----------
    Net increase (decrease) in net assets
      resulting from operations ...  (145,216)    147,069    (720,487)
                                   ----------  ----------  ----------
 Distributions to shareholders (Note 1E):*
   From net investment income:
    Class A  ......................       ---         ---         ---
    Class B  ......................       ---         ---         ---
    Class C  ......................       ---         ---         ---
    Class Y  ......................       (13)        ---         ---
   From realized gains on securities
    transactions:
    Class A  ......................    (1,978)        ---    (222,851)
    Class B  ......................       (64)        ---      (5,702)
    Class C  ......................       (10)        ---        (950)
    Class Y  ......................       (25)        ---      (2,271)
   In excess of realized capital gains:
    Class A  ......................       ---         ---     (98,075)
    Class B  ......................       ---         ---      (2,507)
    Class C  ......................       ---         ---        (406)
    Class Y  ......................       ---         ---      (1,011)
                                   ----------  ----------  ----------
                                       (2,090)        ---    (333,773)
                                   ----------  ----------  ----------
 Capital share transactions
   (Note 5) .......................   (94,367)      4,920     357,197
                                   ----------  ----------  ----------
    Total increase (decrease)  ....  (241,673)    151,989    (697,063)
NET ASSETS
 Beginning of period ............ . 1,494,240   1,342,251   2,039,314
                                   ----------  ----------  ----------
 End of period  ...................$1,252,567  $1,494,240  $1,342,251
                                   ==========  ==========  ==========
   Undistributed net investment
    income (loss)  ................   $(2,774)         $6         $(7)
                                      =======        ====         ===
*See "Financial Highlights" on pages 17 - 20.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     NEW CONCEPTS FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:*
                   For the  For the
                       six   fiscal
                    months   period  For the fiscal year ended March 31,
                     ended    ended  -----------------------------------
                   12-31-01 6-30-01   2001    2000   1999    1998   1997
                   -------- -------  -----   -----  -----   -----  -----
Net asset value,
 beginning of
 period  ...........  $8.73   $7.85 $15.07  $ 9.52  $9.24   $6.80  $7.73
                      -----  ------ ------  ------  -----   -----  -----
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...  (0.02)   0.00  (0.06)  (0.09) (0.00)   0.01   0.03
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.83)   0.88  (4.74)   6.96   1.54    3.29  (0.64)
                      -----  ------ ------  ------  -----   -----  -----
Total from investment
 operations  .......  (0.85)   0.88  (4.80)   6.87   1.54    3.30  (0.61)
                      -----  ------ ------  ------  -----   -----  -----
Less distributions:
 From net investment
   income ..........  (0.00)  (0.00) (0.00)  (0.00) (0.01)  (0.01) (0.03)
 From capital gains   (0.01)  (0.00) (1.68)  (1.32) (1.25)  (0.85) (0.29)
 In excess of capital
   gains ...........  (0.00)  (0.00) (0.74)  (0.00) (0.00)  (0.00) (0.00)
                      -----  ------ ------  ------  -----   -----  -----
Total distributions.  (0.01)  (0.00) (2.42)  (1.32) (1.26)  (0.86) (0.32)
                      -----  ------ ------  ------  -----   -----  -----
Net asset value,
 end of period  ....  $7.87  $ 8.73 $ 7.85  $15.07  $9.52   $9.24  $6.80
                      =====  ====== ======  ======  =====   =====  =====
Total return**......  -9.70%  11.21%-35.27%  74.61% 17.83%  51.44% -8.38%
Net assets, end
 of period (in
 millions) ......... $1,193  $1,415 $1,275  $1,984   $972    $779   $501
Ratio of expenses
 to average net
 assets  ...........   1.47%***1.44%***1.36%  1.32%  1.29%   1.25%  1.27%
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.40%***0.02%***-0.58%-0.66% -0.04%   0.06%  0.39%
Portfolio turnover
 rate  .............  27.97%  16.34% 89.35% 127.31% 48.95%  38.51% 38.82%
  *Per share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     NEW CONCEPTS FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                  For the
                           For the For the For the period
                               six  fiscal  fiscal   from
                            months  period    year10-4-99*
                            ended    ended   endedthrough
                           12-31-016-30-01 3-31-013-31-00
                            -------------- --------------
Net asset value,
 beginning of period          $8.52  $7.69  $14.98 $10.69
                              -----  -----  ------  -----
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...          (0.06) (0.02)  (0.16)  0.01
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.82)  0.85   (4.71)  5.60
                              -----  -----  ------  -----
Total from investment
 operations  .......          (0.88)  0.83   (4.87)  5.61
                              -----  -----  ------  -----
Less distributions:
 From net investment
   income ..........          (0.00) (0.00)  (0.00) (0.00)
 From capital gains           (0.01) (0.00)  (1.68) (1.32)
 In excess of capital
   gains ...........          (0.00) (0.00)  (0.74) (0.00)
                              -----  -----  ------  -----
Total distributions           (0.01) (0.00)  (2.42) (1.32)
                              -----  -----  ------  -----
Net asset value,
 end of period  ....          $7.63  $8.52  $ 7.69 $14.98
                              =====  =====  ======  =====
Total return .......         -10.29% 10.79% -35.99% 54.60%
Net assets, end of
 period (in
 millions)  ........         $38    $40     $35    $28
Ratio of expenses to
 average net assets         2.72%**2.67%** 2.51%  2.40%**
Ratio of net investment
 loss to average
 net assets  .......          -1.65%**-1.21%**-1.71%-1.73%**
Portfolio turnover
 rate  .............          27.97% 16.34%  89.35%127.31%**
 *Commencement of operations of the class.
**Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     NEW CONCEPTS FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                  For the
                           For the For the For the period
                               six  fiscal  fiscal   from
                            months  period    year10-4-99*
                            ended    ended   endedthrough
                           12-31-016-30-01 3-31-013-31-00
                            -------------- --------------
Net asset value,
 beginning of period          $8.53 $ 7.70  $14.99 $10.69
                              -----  -----  ------  -----
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...          (0.07)  (0.02) (0.16)  0.02
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.81)  0.85   (4.71)  5.60
                              -----  -----  ------  -----
Total from investment
 operations  .......          (0.88)  0.83   (4.87)  5.62
                              -----  -----  ------  -----
Less distributions:
 From net investment
   income ..........          (0.00) (0.00)  (0.00) (0.00)
 From capital gains           (0.01) (0.00)  (1.68) (1.32)
 In excess of capital
   gains ...........          (0.00) (0.00)  (0.74) (0.00)
                              -----  -----  ------  -----
Total distributions           (0.01) (0.00)  (2.42) (1.32)
                              -----  -----  ------  -----
Net asset value,
 end of period  ....          $7.64  $8.53  $ 7.70 $14.99
                              =====  =====  ======  =====
Total return .......         -10.28% 10.78% -35.96% 54.71%
Net assets, end of
 period (in
 millions)  ........             $6     $7      $6     $5
Ratio of expenses to
 average net assets            2.67%**2.66%** 2.47%  2.30%**
Ratio of net investment
 loss to average
 net assets  .......          -1.60%**-1.20%**-1.67%-1.62%**
Portfolio turnover
 rate  .............          27.97% 16.34%  89.35%127.31%**
 *Commencement of operations of the class.
**Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     NEW CONCEPTS FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:*
                   For the  For the
                       six   fiscal
                    months   period  For the fiscal year ended March 31,
                     ended    ended  -----------------------------------
                   12-31-01 6-30-01   2001    2000   1999    1998   1997
                   -------- -------  -----   -----  -----   -----  -----
Net asset value,
 beginning of period  $8.82  $ 7.93 $15.14  $ 9.53  $9.25   $6.80  $7.74
                      -----  ------ ------  ------  -----   -----  -----
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...   0.03    0.00  (0.03)  (0.05)  0.03    0.03   0.05
 Net realized and
   unrealized gain (loss)
   on investments...  (0.87)   0.89  (4.76)   6.98   1.54    3.30  (0.65)
                      -----  ------ ------  ------  -----   -----  -----
Total from investment
 operations ........  (0.84)   0.89  (4.79)   6.93   1.57    3.33  (0.60)
                      -----  ------ ------  ------  -----   -----  -----
Less distributions:
 From net investment
   income...........  (0.01)  (0.00) (0.00)  (0.00) (0.04)  (0.03) (0.05)
 From capital gains   (0.01)  (0.00) (1.68)  (1.32) (1.25)  (0.85) (0.29)
 In excess of capital
   gains ...........  (0.00)  (0.00) (0.74)  (0.00) (0.00)  (0.00) (0.00)
                      -----  ------ ------  ------  -----   -----  -----
Total distributions.  (0.02)  (0.00) (2.42)  (1.32) (1.29)  (0.88) (0.34)
                      -----  ------ ------  ------  -----   -----  -----
Net asset value,
 end of period .....  $7.96   $8.82  $7.93  $15.14  $9.53   $9.25  $6.80
                      =====  ====== ======  ======  =====   =====  =====
Total return .......  -9.52%  11.22%-35.01%  75.17% 18.29%  51.83% -8.12%
Net assets, end of
 period (in
 millions)  ........    $16     $32    $26     $22    $12     $11  $8
Ratio of expenses
 to average net
 assets ............   1.04%** 1.07%**1.03%   1.02%  0.95%   0.96%  0.97%
Ratio of net
 investment income
 (loss) to average
 net assets  .......   0.06%** 0.39%**-0.21% -0.36%  0.29%   0.35%  0.69%
Portfolio
 turnover rate  ....  27.97%  16.34% 89.35% 127.31% 48.95%  38.51% 38.82%
 *Per share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
**Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     December 31, 2001

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors New Concepts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek growth. Effective for the fiscal period ended June 30, 2001, the Fund changed its fiscal year end for both financial reporting and Federal income tax purposes to June 30 from March
31. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

F.   Options -- See Note 6 - Options.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments to Affiliated Persons

The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. The Fund accrues and pays the fee daily.

Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for shareholder servicing of $1.5042 for each shareholder account which was in existence at any time during the prior month. Prior to December 1, 2001, the shareholder servicing charge was $1.3375 per account, paid monthly. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,548,458. During the period ended December 31, 2001, W&R received $33,048 and $829 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $1,003,738 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $22,323, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $318,695,702, while proceeds from maturities and sales aggregated $266,088,874. Purchases of options aggregated $7,977,643, while proceeds from options aggregated $13,649,527. Purchases of short-term securities aggregated $5,901,791,960, while proceeds from maturities and sales aggregated $6,045,704,659. No U.S. Government securities were purchased or sold during the period ended December 31, 2001.

For Federal income tax purposes, cost of investments owned at December 31, 2001 was $1,184,674,145, resulting in net unrealized appreciation of $95,840,762, of which $188,536,061 related to appreciated securities and $92,695,299 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Fund realized capital losses of $99,669,069 during the fiscal period ended June 30, 2001, which included the effect of certain losses recognized from the prior year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized at June 30, 2009. Remaining capital gain net income from the fiscal year ended March 31, 2001 has been distributed to the Fund's shareholders.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). During the fiscal period ended June 30, 2001, the Fund recognized post-October losses of $99,975,099 that had been deferred from the fiscal year ended March 31, 2001.

NOTE 5 -- Multiclass Operations

The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.

                            For the       For the       For the
                                six        fiscal        fiscal
                             months        period          year
                              ended         ended         ended
                           12-31-01       6-30-01       3-31-01
                       ------------  ------------  ------------
Shares issued from sale of shares:
 Class A  ............       21,413         21,206      112,862
 Class B  ............          735            415        2,410
 Class C  ............          142             81          444
 Class Y  ............       21,404         12,189       10,754
Shares issued from reinvestment
 of dividend and/or capital
 gains distribution:
 Class A  ............          254            ---       31,343
 Class B  ............            9            ---          833
 Class C  ............            1            ---          137
 Class Y  ............            5            ---          327
Shares redeemed:
 Class A  ............      (32,201)       (21,458)    (113,452)
 Class B  ............         (549)          (170)        (609)
 Class C  ............         (158)           (45)        (186)
 Class Y  ............      (23,048)       (11,874)      (9,202)
                             ------         ------       ------
Increase (decrease) in
 outstanding capital
 shares  .............      (11,993)           344       35,661
                             ======         ======       ======
Value issued from sale of shares:
 Class A  ............     $171,412       $180,226   $1,284,276
 Class B  ............        5,514          3,429       28,555
 Class C  ............        1,069            686        5,254
 Class Y  ............      170,599        105,359      105,200
Value issued from reinvestment
 of dividend and/or capital
 gains distribution:
 Class A  ............        1,946            ---      312,494
 Class B  ............           64            ---        8,162
 Class C  ............           10            ---        1,346
 Class Y  ............           38            ---        3,282
Value redeemed:
 Class A  ............     (254,765)      (182,338)  (1,290,357)
 Class B  ............       (4,091)        (1,385)      (6,527)
 Class C  ............       (1,167)          (374)      (2,116)
 Class Y  ............     (184,996)      (100,683)     (92,372)
                           --------       --------   ----------
Increase (decrease) in
 outstanding capital       $(94,367)      $  4,920   $  357,197
                           ========       ========   ==========

NOTE 6 -- Options

Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

Transactions in call options written were as follows:

                              Number of        Premium
                              Contracts       Received
                              ---------      ----------
     Outstanding at
       June 30, 2001               5,416    $   850,283
     Options written              82,068     14,243,521
     Options terminated
       in closing purchase
       transactions              (56,295)    (9,128,920)
     Options exercised           (11,200)    (1,308,159)
     Options expired              (4,230)      (540,451)
                               ---------    -----------
     Outstanding at
       December 31, 2001          15,759     $4,116,274
                               =========    ===========

Transactions in put options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       June 30, 2001                 ---     $      ---
     Options written               7,069      1,175,598
     Options terminated
       in closing purchase
       transactions               (1,873)      (300,396)
     Options exercised            (5,196)      (875,202)
     Options expired                 ---            ---
                                   -----     ----------
     Outstanding at
       December 31, 2001             ---     $      ---
                                   =====     ==========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors New Concepts Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors New Concepts Fund, Inc. (the "Fund") as of December 31, 2001, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended, the fiscal period from April 1, 2001 through June 30, 2001, and the fiscal year ended March 31, 2001, and the financial highlights for the six-month period ended December 31, 2001, the fiscal period from April 1, 2001 through June 30, 2001, and for each of the five fiscal years in the period ended March 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors New Concepts Fund, Inc. as of December 31, 2001, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended, the fiscal period from April 1, 2001 through June 30, 2001, and the fiscal year ended March 31, 2001, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
February 8, 2002

Annual Privacy Notice

Waddell & Reed, Inc., Waddell & Reed Advisors Group of Mutual Funds and W&R Funds, Inc. ("Waddell & Reed") are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.

Recognition of a Customer's Expectation of Privacy
At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.

Information Collected
In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.

Categories of Information that may be Disclosed
While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.

Categories of Parties to whom we disclose nonpublic personal information
Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.

Opt Out Right
If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt-out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1-888-Waddell and a Client Services Representative will assist you.

Confidentiality and Security
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Householding Notice


If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Henry J. Herrmann, President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Kimberly A. Scott, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.




FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355


Our INTERNET address is:
  http://www.waddell.com

NUR1012SA(12-01)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.